Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000240326
Average Annual Return [Line Items]
Average Annual Return, Percent	26.85%	35.15%
Without Sales Load [Member] | C000240327
Average Annual Return [Line Items]
Average Annual Return, Percent	27.13%	35.42%
Without Sales Load [Member] | C000002470
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%		12.89%		12.25%
Without Sales Load [Member] | C000156024
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%		13.14%	12.53%
Without Sales Load [Member] | C000002468
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%		5.38%		7.61%
Without Sales Load [Member] | C000156023
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%		5.61%	8.04%
Without Sales Load [Member] | C000002467
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		6.99%		8.05%
Without Sales Load [Member] | C000156022
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		7.12%	8.17%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	26.47%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	26.47%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.36%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		14.28%		12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		14.28%	13.07%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		14.28%		12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%		14.28%	13.07%